PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following:

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

Electronics and office equipment	37,846	44,011	6,764
Motor vehicles	11,783	12,828	1,972
Leasehold improvements	49,045	106,904	16,431

Property and equipment, cost	98,674	163,743	25,167
Less: Accumulated depreciation	(44,739)	(56,752)	(8,723)

Property and equipment, net	53,935	106,991	16,444